Stock Awards and Stock-Based Compensation - Valuation assumptions (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Stock Awards and Stock-Based Compensation
Expected dividend yield			0.00%
Maximum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock			$ 5.20
Risk free interest rate			0.95%
Expected volatility			58.91%
Expected term			3 years
Minimum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock			$ 1.56
Risk free interest rate			0.20%
Expected volatility			52.86%
Expected term			1 year
Options
Stock Awards and Stock-Based Compensation
Expected dividend yield	0.00%	0.00%
Expected term	3 years	3 years
Options | Maximum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock	$ 1.51	$ 4.58
Exercise Price	$ 0.64	$ 0.75
Risk free interest rate	3.88%	3.88%
Expected volatility	88.71%	88.71%
Options | Minimum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock	$ 1.28	$ 1.28
Exercise Price	$ 0.63	$ 0.63
Risk free interest rate	3.03%	1.25%
Expected volatility	53.16%	52.80%